Pensions and other post-employment benefits - Pension charge in income statement (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pensions and other post-employment benefits
Pension expense	£ 26	£ 27	£ 22
Cost of sales
Pensions and other post-employment benefits
Pension expense	18	21	20
Research and development
Pensions and other post-employment benefits
Pension expense	1	1
Selling, general and administration
Pensions and other post-employment benefits
Pension expense	7	5	2
Pension plan
Pensions and other post-employment benefits
Pension expense	18	18	12
Pension plan | Cost of sales
Pensions and other post-employment benefits
Pension expense	10	12	10
Pension plan | Research and development
Pensions and other post-employment benefits
Pension expense	1	1
Pension plan | Selling, general and administration
Pensions and other post-employment benefits
Pension expense	7	5	2
Post retirement obligations
Pensions and other post-employment benefits
Pension expense	8	9	10
Post retirement obligations | Cost of sales
Pensions and other post-employment benefits
Pension expense	£ 8	£ 9	£ 10